Trade and Finance Receivables	9 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Trade and Finance Receivables
Trade and Finance Receivables
TRADE RECEIVABLES
The company's primary markets are in North America and Europe, but it also has sales in the Middle East and other markets. The majority of the company's sales in the Middle East are in Iran under license from the U.S. government that allows sale of food products to non-sanctioned parties. Sales to Iranian customers are in U.S. dollars and represent $17 million, $20 million and $18 million of "Trade receivables, less allowances" on the Condensed Consolidated Balance Sheet as of September 30, 2013, December 31, 2012 and September 30, 2012, respectively. Even though the sales in Iran are permitted, the international sanctions against Iran are affecting the ability of Iranian customers to pay invoices within terms because it is difficult for them to obtain U.S. dollars, euros or other suitable currencies in sufficient quantity on a regular basis. Over the course of 2012, the company's receivable balance with these customers increased, and the company established payment plans with each of these customers to reduce their balances. Most customers have so far been able to find acceptable methods of payment to comply with their payment plans. However, one significant customer has not, and as a result, the company reserved $9 million of these receivables in the second half of 2012, which includes $7 million in the third quarter of 2012, representing the excess of the customer's obligations over the cash it had posted as collateral. The company sources bananas from the Philippines for sale in the Middle East under a committed-volume, long term purchase contract with a former joint venture partner through 2016. To mitigate risk in 2013, the company has reduced the amount of volume being sent to the Middle East and has developed customers in other Middle Eastern markets, such as Iraq and Saudi Arabia. However, Iran remains an important market for the company's Philippine-sourced bananas.
FINANCE RECEIVABLES
Finance receivables were as follows:

	September 30, 2013		December 31, 2012		September 30, 2012
(In thousands)	Grower Receivables	Seller Financing	Grower Receivables	Seller Financing	Grower Receivables	Seller Financing
Gross receivable	$36,092	$28,001	$41,008	$30,523	$42,138	$31,332
Reserve	(32,927)	—	(36,854)	—	(36,837)	—
Net receivable	$3,165	$28,001	$4,154	$30,523	$5,301	$31,332

Current portion, net	$3,165	$3,913	$4,154	$3,691	$5,301	$3,620
Long-term portion, net	—	24,088	—	26,832	—	27,712
Net receivable	$3,165	$28,001	$4,154	$30,523	$5,301	$31,332

Current portions of finance receivables are included in "Other receivables, net" and long-term portions are included in "Investments and other assets, net" on the Condensed Consolidated Balance Sheets.
Activity in the reserve for grower receivables is as follows:

(In thousands)	2013	2012
Reserve at beginning of year	$36,854	$37,519
Charged to costs and expenses	26	382
Recoveries	(51)	(191)
Foreign exchange and other	1	—
Reserve at March 31	$36,830	$37,710
Charged to costs and expenses	35	45
Recoveries	(51)	(516)
Write-offs	(2,910)	—
Foreign exchange and other	—	1
Reserve at June 30	$33,904	$37,240
Charged to costs and expenses	—	277
Recoveries	(976)	(680)
Write-offs	—	—
Foreign exchange and other	(1)	—
Reserve at September 30	$32,927	$36,837

Seasonal advances may be made to certain qualified growers of other produce, which are normally collected as the other produce is harvested and sold. The company generally requires asset liens and pledges of the season's produce as collateral to support these advances. If sales of the season's produce do not result in full repayment of the advance, the company may exercise the collateral provisions or renegotiate the terms, including terms of interest, to collect the remaining balance.
The gross grower receivable balance includes $29 million, $30 million and $31 million (all of which were classified as long-term) related to a Chilean grower of grapes and other produce as of September 30, 2013, December 31, 2012 and September 30, 2012, respectively. In 2011, the company fully reserved the advances made to this Chilean grower, who was declared bankrupt later that year. The company continues to aggressively negotiate recovery with the bankruptcy trustee and other creditors of the grower.
The company provided seller financing in the 2009 sale of the former joint venture that sourced bananas and pineapples from the Philippines for sale in the Middle East and Asia. The financing for the sale of this joint venture is a note receivable in equal installments through 2019. Payments are current on this note receivable.